Parent Only Financial Information - Condensed Statements of Condition Parent Company Only (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
ASSETS
Cash and due from banks	$ 7,282	$ 13,042
Cash and Cash Equivalents	14,653	31,069	$ 49,308	$ 192,581
Securities available for sale, at fair value	4,435	9,591
Securities held to maturity, at cost	310,913	347,871
Loans receivable from Bank	1,013,944	784,589
Interest receivable	3,249	3,112
Other assets	6,718	5,347
Total Assets	1,431,803	1,253,127
LIABILITIES AND STOCKHOLDERS' EQUITY
Stockholders' equity	296,619	315,277	368,001	194,137
Total Liabilities and Stockholders' Equity	1,431,803	1,253,127
Parent Company [Member]
ASSETS
Cash and due from banks	30,307	51,199
Cash and Cash Equivalents	30,307	51,199	$ 73,468	$ 173,587
Securities available for sale, at fair value	4,435	9,591
Securities held to maturity, at cost	383	532
Loans receivable from Bank	10,831	12,107
Investment in subsidiary	251,129	241,799
Interest receivable	100	123
Other assets	120	61
Total Assets	297,305	315,412
LIABILITIES AND STOCKHOLDERS' EQUITY
Other liabilities	686	135
Stockholders' equity	296,619	315,277
Total Liabilities and Stockholders' Equity	$ 297,305	$ 315,412